INCOME TAXES (Schedule of Income Tax Benefits/(Expenses)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ (4,324)	$ (1,585)	$ (2,792)
Deferred	1,831	1,319	3,527
Total	$ (2,493)	$ (266)	$ 735